Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Cash flows from operating activities:
Net loss	$ (11,645)	$ (109,951)	$ (10,256)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	13,816	18,050	21,278
Allowance for credit losses	2,508	2,763	432
Gain from business divestiture, see Note 7	(4,768)	(5,764)	0
Stock-based compensation, excluding cash-settled awards	12,167	25,246	32,865
(Benefit) provision from deferred income taxes	(3,196)	45	5,860
Non-cash gains (losses) on derivative financial instruments, net	330	426	(133)
Change in fair value of contingent consideration for business combinations	0	0	(134)
Other non-cash items, net	(685)	681	766
Changes in operating assets and liabilities:
Accounts receivable	12,436	59,186	(5,718)
Contract assets	(7,340)	8,517	(7,115)
Inventories	(960)	(13,101)	(363)
Prepaid expenses and other assets	5,307	(2,364)	8,465
Accounts payable and accrued expenses	4,332	(37,885)	4,885
Contract liabilities	13,897	18,000	(51,314)
Other liabilities	(2,904)	174	1,761
Other, net	1,266	(1,010)	1,351
Net cash provided by (used in) operating activities	34,561	(36,987)	2,630
Cash flows from investing activities:
Purchases of property and equipment	(7,035)	(8,274)	(11,759)
Purchases of short-term investments	(58,695)	(55,150)	(58,973)
Maturities and sales of short-term investments	75,906	48,765	52,978
Settlements of derivative financial instruments not designated as hedges	(977)	201	(138)
Cash paid for capitalized software development costs	(2,034)	(3,408)	(6,033)
Proceeds from Business divestiture, net of cost, see Note 7	4,975	37,635	0
Change in restricted bank time deposits, including long-term portion	(2,782)	358	5,561
Other investing activities	0	0	513
Net cash provided by (used in) investing activities	9,358	20,127	(17,851)
Cash flows from financing activities:
(Repayment) withdrawal from credit facility - presented as short term loan	0	(100,000)	100,000
Dividend paid to former parent	0	0	(35,000)
Dividends paid to noncontrolling interest	(2,452)	(2,934)	(3,338)
Payments of contingent consideration for business combinations (financing portion)	0	0	(2,738)
Other financing activities	0	0	(181)
Net cash (used in) provided by financing activities	(2,452)	(102,934)	58,743
Foreign currency effects on cash, cash equivalents, restricted cash, and restricted cash equivalents	(115)	617	41
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	41,352	(119,176)	43,563
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of period	39,044	158,220	114,657
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of period	80,396	39,044	158,220
Reconciliation of cash, cash equivalents, restricted cash and restricted cash equivalents at end of period:
Cash and cash equivalents	74,477	34,579	152,590
Restricted cash and cash equivalents included in restricted cash and cash equivalents and restricted bank time deposits	5,825	4,302	3,486
Restricted cash and cash equivalents included in other assets	94	163	2,144
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	$ 80,396	$ 39,044	$ 158,220